Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
Note 3 – Earnings Per Share
Basic and diluted earnings per share are computed using the
two-class
method, which is an earnings allocation method that determines earnings per share for common shares and participating securities. The undistributed earnings are allocated between common shares and participating securities as if all earnings had been distributed during the period. Participating securities and common shares have equal rights to undistributed earnings.
Basic earnings per share is calculated by taking net earnings attributable to Boeing Shareholders, less earnings available to participating securities, divided by the basic weighted average common shares outstanding.
Diluted earnings per share is calculated by taking net earnings attributable to Boeing Shareholders, less earnings available to participating securities, divided by the diluted weighted average common shares outstanding. Diluted weighted average common shares outstanding is calculated using the treasury stock method.
The elements used in the computation of Basic and Diluted loss per share were as follows:

(In millions – except per share amounts)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Net loss attributable to Boeing Shareholders	($1,782)	($563)	($1,439)	($149)
Less: earnings available to participating securities

Net loss available to common shareholders	($1,782)	($563)	($1,439)	($149)

Basic
Basic weighted average shares outstanding	614.8	603.9	616.6	605.5
Less: participating securities (1)	0.3	0.3	0.3	0.3

Basic weighted average common shares outstanding	614.5	603.6	616.3	605.2

Diluted
Diluted weighted average shares outstanding	614.8	603.9	616.6	605.5
Less: participating securities (1)	0.3	0.3	0.3	0.3

Diluted weighted average common shares outstanding	614.5	603.6	616.3	605.2

Net loss per share:
Basic	($2.90)	($0.93)	($2.33)	($0.25)
Diluted	(2.90)	(0.93)	(2.33)	(0.25)

(1)	Participating securities include certain instruments in our deferred compensation plan.
The following table represents potential common shares that were not included in the computation of Diluted loss per share because the effect was antidilutive based on their strike price or the performance condition was not met.

(Shares in millions)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Performance restricted stock units	0.6		0.7
Restricted stock units	1.0		2.0
Stock options	0.8	0.8	0.8	0.8

In addition, potential common shares of 2.9 million and 5.4 million for the six months ended June 30, 2024 and 2023 and 2.7 million and 5.5 million for the three months ended June 30, 2024 and 2023 were excluded from the computation of Diluted loss per share, because the effect would have been antidilutive as a result of incurring a net loss in those periods.

Note 3 – Earnings Per Share
Basic and diluted earnings per share are computed using the
two-class
method, which is an earnings allocation method that determines earnings per share for common shares and participating securities.

The undistributed earnings are allocated between common shares and participating securities as if all earnings had been distributed during the period. Participating securities and common shares have equal rights to undistributed earnings.
Basic earnings per share is calculated by taking net earnings attributable to Boeing Shareholders, less earnings available to participating securities, divided by the basic weighted average common shares outstanding.
Diluted earnings per share is calculated by taking net earnings attributable to Boeing Shareholders, less earnings available to participating securities, divided by the diluted weighted average common shares outstanding. Diluted weighted average common shares outstanding is calculated using the treasury stock method.
The elements used in the computation of basic and diluted earnings per share were as follows:

(In millions – except per share amounts)
Years ended December 31,	2023	2022	2021
Net loss attributable to Boeing Shareholders	($2,222)	($4,935)	($4,202)
Less: earnings available to participating securities

Net loss available to common shareholders	($2,222)	($4,935)	($4,202)

Basic
Basic weighted average shares outstanding	606.1	595.2	588.0
Less: participating securities(1)	0.3	0.3	0.4
Basic weighted average common shares outstanding	605.8	594.9	587.6

Diluted
Diluted weighted average shares outstanding	606.1	595.2	588.0
Less: participating securities(1)	0.3	0.3	0.4

Diluted weighted average common shares outstanding	605.8	594.9	587.6

Net loss per share:
Basic	($3.67)	($8.30)	($7.15)
Diluted	(3.67)	(8.30)	(7.15)

(1)	Participating securities include certain instruments in our deferred compensation plan.
The following table represents potential common shares that were not included in the computation of Diluted loss per share because the effect was antidilutive based on their strike price or the performance condition was not met.

(Shares in millions)
Years ended December 31,	2023	2022	2021
Performance awards			2.9
Performance-based restricted stock units		0.4	0.8
Restricted stock units		1.0	0.4
Stock options	0.8	0.8	0.3

In addition, potential common shares of 5.7 million, 3.5 million, and 2.6 million for the years ended December 31, 2023, 2022 and 2021 were excluded from the computation of Diluted loss per share, because the effect would have been antidilutive as a result of incurring a net loss in those periods.